Advances to suppliers (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Supplies [Roll Forward]
Beginning balance	$ 5,868,486	$ 4,112,915
Increased during the period/year	12,898,056	32,093,609
Less: utilized during the period/year	(10,416,956)	(30,209,196)
Exchange rate difference	139,054	(128,842)
Ending balance	$ 8,488,640	$ 5,868,486